CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOW FROM OPERATING ACTIVITES:
Net Income (Loss) for the Period	$ (21,536)	$ 8,490
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued for services		2,250
Depreciation	9,324	919
Change in Operating Assets & Liabilities:
Increase in Accounts Payable	10,000
Increase in Accrued Salary	(17,837)	15,858
Net Cash Provided (Used) from Operating Activities	(20,049)	27,517
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(35,025)
Net Cash Used by Investing Activities	(35,025)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable	30,015
Payments on note payable	(2,811)
Proceeds from Shareholder Loan
Payments on Shareholder Loan
Net Cash Provided (Used) by Financing Activities	27,204
Net (Decrease) Increase in Cash	(27,870)	27,517
Cash at Beginning of Period	38,879	11,362
Cash at End of Period	11,009	38,879
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for: Interest	889
Cash paid during the year for: Franchise and Income Taxes